Segment Information (Details) - Schedule of consolidated operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information (Details) - Schedule of consolidated operations [Line Items]
Gross written premiums	$ 467,273	$ 349,292	$ 301,618
Reinsurer’s share of insurance premiums	(128,863)	(97,139)	(98,188)
Net written premiums	338,410	252,153	203,430
Net change in unearned premiums	(54,894)	(36,609)	(20,121)
Net premiums earned	283,516	215,544	183,309
Net policy acquisition expenses	(54,490)	(45,436)	(41,964)
Net claims and claims adjustment expenses	(151,672)	(118,063)	(85,287)
Net underwriting results	77,354	52,045	56,058
General and administrative expenses	(46,923)	(39,266)	(35,351)
Net investment income	9,967	13,374	10,310
Share of loss from associates	(1,479)	(376)	(886)
Impairment loss on insurance receivables	(2,861)	(629)	(472)
Other revenues	372	1,428	903
Other expenses	(1,892)	(2,195)	(1,586)
Listing related expenses	(3,366)	(4,832)
Change in fair value of derivative financial liability	(4,418)
Gain/Loss on foreign exchange	2,572	5,704	(3,372)
Profit (loss) before tax	29,326	25,253	25,604
Income tax	(2,075)	(1,688)	(62)
Profit for the year	27,251	23,565	25,542
Specialty Long Tail [Member]
Segment Information (Details) - Schedule of consolidated operations [Line Items]
Gross written premiums	201,944	142,156	91,472
Reinsurer’s share of insurance premiums	(37,582)	(22,227)	385
Net written premiums	164,362	119,929	91,857
Net change in unearned premiums	(26,567)	(23,540)	(21,913)
Net premiums earned	137,795	96,389	69,944
Net policy acquisition expenses	(26,252)	(21,259)	(16,113)
Net claims and claims adjustment expenses	(87,989)	(58,799)	(37,393)
Net underwriting results	23,554	16,331	16,438
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	23,554	16,331	16,438
Income tax
Profit for the year	23,554	16,331	16,438
Specialty Short tail [Member]
Segment Information (Details) - Schedule of consolidated operations [Line Items]
Gross written premiums	246,011	189,150	192,327
Reinsurer’s share of insurance premiums	(91,281)	(74,912)	(98,573)
Net written premiums	154,730	114,238	93,754
Net change in unearned premiums	(27,901)	(12,822)	1,819
Net premiums earned	126,829	101,416	95,573
Net policy acquisition expenses	(25,143)	(21,181)	(22,801)
Net claims and claims adjustment expenses	(57,401)	(44,726)	(36,476)
Net underwriting results	44,285	35,509	36,296
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	44,285	35,509	36,296
Income tax
Profit for the year	44,285	35,509	36,296
Reinsurance [Member]
Segment Information (Details) - Schedule of consolidated operations [Line Items]
Gross written premiums	19,318	17,986	17,819
Reinsurer’s share of insurance premiums
Net written premiums	19,318	17,986	17,819
Net change in unearned premiums	(426)	(247)	(27)
Net premiums earned	18,892	17,739	17,792
Net policy acquisition expenses	(3,095)	(2,996)	(3,050)
Net claims and claims adjustment expenses	(6,282)	(14,538)	(11,418)
Net underwriting results	9,515	205	3,324
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	9,515	205	3,324
Income tax
Profit for the year	9,515	205	3,324
Sub Total [Member]
Segment Information (Details) - Schedule of consolidated operations [Line Items]
Gross written premiums	467,273	349,292	301,618
Reinsurer’s share of insurance premiums	(128,863)	(97,139)	(98,188)
Net written premiums	338,410	252,153	203,430
Net change in unearned premiums	(54,894)	(36,609)	(20,121)
Net premiums earned	283,516	215,544	183,309
Net policy acquisition expenses	(54,490)	(45,436)	(41,964)
Net claims and claims adjustment expenses	(151,672)	(118,063)	(85,287)
Net underwriting results	77,354	52,045	56,058
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	77,354	52,045	56,058
Income tax
Profit for the year	77,354	52,045	56,058
Corporate and Other [Member]
Segment Information (Details) - Schedule of consolidated operations [Line Items]
Gross written premiums
Reinsurer’s share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Net policy acquisition expenses
Net claims and claims adjustment expenses
Net underwriting results
General and administrative expenses	(46,923)	(39,266)	(35,351)
Net investment income	9,967	13,374	10,310
Share of loss from associates	(1,479)	(376)	(886)
Impairment loss on insurance receivables	(2,861)	(629)	(472)
Other revenues	372	1,428	903
Other expenses	(1,892)	(2,195)	(1,586)
Listing related expenses	(3,366)	(4,832)
Change in fair value of derivative financial liability	(4,418)
Gain/Loss on foreign exchange	2,572	5,704	(3,372)
Profit (loss) before tax	(48,028)	(26,792)	(30,454)
Income tax	(2,075)	(1,688)	(62)
Profit for the year	$ (50,103)	$ (28,480)	$ (30,516)